Shareholders' Equity (Details Textual) (USD $)	1 Months Ended		6 Months Ended	12 Months Ended
	May 31, 2011	Mar. 31, 2011	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Ordinary shares, shares Authorized			50,000,000	50,000,000
Ordinary shares, par value (in dollars per share)			$ 0.001	$ 0.001	$ 0.001
Common Stock, Voting Rights			The holders of the ordinary shares are entitled to one vote for each ordinary share
Ordinary shares, shares issued			4,894,983	4,894,983	1,564,000
Ordinary shares, shares outstanding			4,894,983	4,894,983	1,564,000
Treasury Stock, Shares, Retired	165,592	156,400
Stock Issued During Period, Shares, New Issues				3,600,000
Within 12 Months Of Business Combination [Member]
Contingent Forfeiture Of Shares			253,877
Forfeiture Of Founder Share Convenient Description			In addition, 253,877 founder units and the underlying ordinary shares and warrants will be forfeited by the founders in the event the last sales price of the Company's ordinary shares does not equal or exceed $12.00 per share (as adjusted for share splits, share dividends, reorganizations, recapitalizations and the like) for at least one period of 20 trading days within any 30-trading day period within 12 months following the closing of an initial Business Combination.
Twelve To Fourteeen Months Of Business Combination [Member]
Contingent Forfeiture Of Shares			253,878
Forfeiture Of Founder Share Convenient Description			An additional 253,878 founder units and the underlying ordinary shares and warrants will be forfeited for no consideration in the event the last sales price of the Company's ordinary shares does not equal or exceed $13.00 per share (as adjusted for share splits, share dividends, reorganizations, recapitalizations and the like) for at least one period of 20 trading days within any 30-trading day period between 12 and 24 months following the closing of an initial Business Combination.
Under Writer [Member]
Stock Issued During Period, Shares, New Issues		3,600,000